Offsets	Jan. 30, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 14A
File Number	001-38103
Initial Filing Date	Jan. 30, 2026
Fee Offset Claimed	$ 1,059,455.86
Explanation for Claimed Amount	Janus Henderson Group plc previously paid $1,059,455.86 upon the filing of its Schedule 14A on January 30, 2026 in connection with the transaction reported hereby.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Janus Henderson Group plc
Form or Filing Type	SC 14A
File Number	001-38103
Filing Date	Jan. 30, 2026
Fee Paid with Fee Offset Source	$ 1,059,455.86